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July 31, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control -- EDGAR

RE:      RiverSource Managers Series, Inc.
                  RiverSource Aggressive Growth Fund
                  RiverSource Fundamental Growth Fund
                  RiverSource Fundamental Value Fund
                  RiverSource Select Value Fund
                  RiverSource Small Cap Equity Fund
                  RiverSource Small Cap Value Fund
                  RiverSource Value Fund

                  Post-Effective Amendment No. 18
                  File Nos. 333-57852/811-10321
                  Accession Number: 0000950137-07-010652

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 18 (Amendment). This Amendment was filed electronically on July 26, 2007.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.